Other Comprehensive Income Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Pre tax total accumulated other comprehensive income, beginning balance	$ 1,340,000,000		$ 1,065,400,000		$ 1,205,600,000
Investment securities, pre tax	368,200,000		488,000,000		75,400,000
Net non-credit related OTTI losses, adjusted for valuation changes, pre tax	400,000		7,900,000		(5,500,000)
Forecasted transactions, pre tax	0		0		(5,100,000)
Foreign currently translation adjustement, pre tax	(2,500,000)		600,000		200,000
Total other comprehensive income (loss) before reclassifications, pre tax	366,100,000		496,500,000		65,000,000
Total reclassification adjustment for amounts realized in net income, pre tax	242,000,000		221,900,000		205,200,000
Total other comprehensive income (loss), pre tax	124,100,000		274,600,000		(140,200,000)
Pre tax total accumulated other comprehensive income, ending balance	1,464,100,000		1,340,000,000		1,065,400,000
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
Accumulated other comprehensive income loss tax (provision) benefit, beginning balance	(469,000,000)		(372,900,000)		(421,900,000)
Investment securities, Total tax (provision) benefit	(128,900,000)		(170,800,000)		(26,400,000)
Net non-credit related OTTI losses, adjusted for valuation changes Total tax (provision) benefit	(100,000)		(2,800,000)		1,900,000
Forecasted transactions, Total tax (provision) benefit	0		0		1,800,000
Foreign currency traslation adjustment, Total tax (provision) benefit	900,000		(200,000)		(100,000)
Total other comprehensive Income (loss) before reclassifications, Total tax (provision) benefit	(128,100,000)		(173,800,000)		(22,800,000)
Total reclassification adjustment for amounts realized in net income, Total tax (provision) benefit	(84,700,000)		(77,700,000)		(71,800,000)
Total other comprehensive income (loss), Total tax (provision) benefit	(43,400,000)		(96,100,000)		49,000,000
Accumulated other comprehensive income loss tax (provision) benefit, ending balance	(512,400,000)		(469,000,000)		(372,900,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total other accumulated comprehensive income, beginning balance	871,000,000		692,500,000		783,700,000
Investment securities, after tax	239,300,000		317,200,000		49,000,000
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	300,000		5,100,000		(3,600,000)
Forecasted transactions, after tax	0		0		(3,300,000)
Foreign currency translation adjustment, after tax	(1,600,000)		400,000		100,000
Total other comprehensive income (loss), before reclassifications, after tax	238,000,000		322,700,000		42,200,000
Total reclassification adjustment for amounts realized in net income, after tax	157,300,000		144,200,000		133,400,000
Other comprehensive income (loss)	80,700,000		178,500,000		(91,200,000)
After tax total other accumulated comprehensive income, ending balance	951,700,000		871,000,000		692,500,000
Net impairment losses recognized in earnings	(6,100,000)		(8,000,000)		(5,500,000)
Net realized gains (losses) on securities	324,500,000		314,800,000		108,100,000
Interest expense	118,200,000		123,800,000		132,700,000
Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total other accumulated comprehensive income, beginning balance	862,700,000		682,800,000		767,300,000
Investment securities, after tax	239,300,000		317,200,000		49,000,000
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	300,000		5,100,000		(3,600,000)
Forecasted transactions, after tax	0		0		0
Foreign currency translation adjustment, after tax	0		0		0
Total other comprehensive income (loss), before reclassifications, after tax	239,600,000		322,300,000		45,400,000
Total reclassification adjustment for amounts realized in net income, after tax	155,300,000		142,400,000		129,900,000
Other comprehensive income (loss)	84,300,000		179,900,000		(84,500,000)
After tax total other accumulated comprehensive income, ending balance	947,000,000		862,700,000		682,800,000
Net unrealized gains on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total other accumulated comprehensive income, beginning balance	6,100,000	[1],[2]	7,900,000	[1]	14,700,000	[1]
Investment securities, after tax	0	[1],[2]	0	[1]	0	[1]
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0	[1],[2]	0	[1]	0	[1]
Forecasted transactions, after tax	0	[1],[2]	0	[1]	(3,300,000)	[1]
Foreign currency translation adjustment, after tax	0	[1],[2]	0	[1]	0	[1]
Total other comprehensive income (loss), before reclassifications, after tax	0	[1],[2]	0	[1]	(3,300,000)	[1]
Total reclassification adjustment for amounts realized in net income, after tax	2,000,000	[1],[2]	1,800,000	[1]	3,500,000	[1]
Other comprehensive income (loss)	(2,000,000)	[1],[2]	(1,800,000)	[1]	(6,800,000)	[1]
After tax total other accumulated comprehensive income, ending balance	4,100,000	[1],[2]	6,100,000	[1],[2]	7,900,000	[1]
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total other accumulated comprehensive income, beginning balance	2,200,000		1,800,000		1,700,000
Investment securities, after tax	0		0		0
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0		0		0
Forecasted transactions, after tax	0		0		0
Foreign currency translation adjustment, after tax	(1,600,000)		400,000		100,000
Total other comprehensive income (loss), before reclassifications, after tax	(1,600,000)		400,000		100,000
Total reclassification adjustment for amounts realized in net income, after tax	0		0		0
Other comprehensive income (loss)	(1,600,000)		400,000		100,000
After tax total other accumulated comprehensive income, ending balance	600,000		2,200,000		1,800,000
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehesnive income pretax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	(5,700,000)		(400,000)		(600,000)
Net realized gains (losses) on securities	245,500,000	[3]	220,100,000	[3]	200,800,000	[3]
Interest expense	2,200,000	[2]	2,200,000		5,000,000
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehensive income tax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	2,000,000		100,000		200,000
Net realized gains (losses) on securities	(86,000,000)	[3]	(77,000,000)	[3]	(70,300,000)	[3]
Interest expense	(700,000)	[2]	(800,000)		(1,700,000)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehensive income after tax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	(3,700,000)		(300,000)		(400,000)
Net realized gains (losses) on securities	159,500,000	[3]	143,100,000	[3]	130,500,000	[3]
Interest expense	1,500,000	[2]	1,400,000		3,300,000
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	(3,700,000)		(300,000)		(400,000)
Net realized gains (losses) on securities	159,000,000	[3]	142,700,000	[3]	130,300,000	[3]
Interest expense	0	[2]	0		0
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	0	[1],[2]	0	[1]	0	[1]
Net realized gains (losses) on securities	500,000	[1],[2],[3]	400,000	[1],[3]	200,000	[1],[3]
Interest expense	1,500,000	[1],[2]	1,400,000	[1]	3,300,000	[1]
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	0		0		0
Net realized gains (losses) on securities	0	[3]	0	[3]	0	[3]
Interest expense	$ 0	[2]	$ 0		$ 0

[1]	Entered into for the purpose of managing interest rate risk associated with our debt issuances.
[2]	We expect to reclassify $2.1 million (pretax) into income during the next 12 months, related to net unrealized gains on forecasted transactions.
[3]	During 2013, 2012, and 2011, we reclassified $0.8 million, $0.6 million, and $0.3 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 – Debt for further discussion).